Related-Party Transactions (Schedule of Amounts Payable to (Receivables from) Related Parties) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Federal income taxes receivable	$ (48)	$ (30)	$ (4)
Texas margin tax payable	22	29	27
Net payable (receivable)	(26)	(1)	23
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(38)	(24)	(3)
Texas margin tax payable	22	29	27
Net payable (receivable)	(16)	5	24
Texas Transmission [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(10)	(6)	(1)
Net payable (receivable)	$ (10)	$ (6)	$ (1)